Pensions and Other Benefit Plans - Schedule of Expected Benefit Payments (Details) $ in Millions	Jan. 01, 2023 USD ($)
Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
2023	$ 10
2024	11
2025	12
2026	12
2027	13
2028- 2032	80
Other Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028- 2032	$ 2